SHARE-BASED COMPENSATION - Weighted Average Assumptions (Details) (USD $)	9 Months Ended	12 Months Ended			4 Months Ended
	Sep. 07, 2012 Time and Performance-Based Awards Predecessor	Dec. 30, 2011 Time and Performance-Based Awards Predecessor	Dec. 27, 2013 Stock Option Plan 2012 Time-Based Awards Successor	Dec. 27, 2013 Stock Option Plan 2012 Performance-Based Awards Successor	Dec. 28, 2012 Stock Option Plan 2012 Time and Performance-Based Awards Successor
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price			$ 255.00	$ 255.00	$ 255.00
Expected volatility	43.50%	40.90%	48.60%	49.10%	49.20%
Expected dividends	0.00%	0.00%	0.00%	0.00%	0.00%
Risk-free interest rate	0.80%	1.80%	1.40%	1.40%	0.90%
Expected life (in years)	5 years	5 years	6 years 6 months 0 days	6 years 2 months 4 days	6 years 3 months 18 days